UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23136

Investment Company Act File Number

Eaton Vance High Income 2021 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

March 31

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

High Income 2021 Target Term Trust

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 113.9%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 1.3%
Air Canada, 7.75%, 4/15/21(1)	$2,500	$2,806,250

		$2,806,250

Automotive & Auto Parts — 1.5%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	$2,000	$2,070,000
Navistar International Corp., 8.25%, 11/1/21	1,120	1,136,800

		$3,206,800

Banks & Thrifts — 2.6%
Ally Financial, Inc., 4.25%, 4/15/21	$1,000	$1,011,875
Ally Financial, Inc., 8.00%, 12/31/18	2,000	2,187,500
CIT Group, Inc., 3.875%, 2/19/19	2,500	2,559,375

		$5,758,750

Broadcasting — 0.7%
Netflix, Inc., 5.375%, 2/1/21	$1,500	$1,620,000

		$1,620,000

Building Materials — 2.8%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$265	$287,525
FBM Finance, Inc., 8.25%, 8/15/21(1)	1,460	1,547,600
Gibraltar Industries, Inc., 6.25%, 2/1/21	1,655	1,708,788
HD Supply, Inc., 5.25%, 12/15/21(1)	2,500	2,646,875

		$6,190,788

Cable/Satellite TV — 6.1%
Cablevision Systems Corp., 8.00%, 4/15/20	$2,500	$2,750,000
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	4,500	4,601,250
CSC Holdings, LLC, 6.75%, 11/15/21	3,925	4,229,187
DISH DBS Corp., 6.75%, 6/1/21	1,635	1,778,063

		$13,358,500

Capital Goods — 5.0%
Anixter, Inc., 5.125%, 10/1/21	$3,500	$3,657,500
Cleaver-Brooks, Inc., 8.75%, 12/15/19(1)	3,000	3,138,750
HRG Group, Inc., 7.875%, 7/15/19	4,000	4,172,500

		$10,968,750

Chemicals — 3.3%
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	$2,435	$2,702,850
Tronox Finance, LLC, 6.375%, 8/15/20	2,135	2,006,900
W.R. Grace & Co., 5.125%, 10/1/21(1)	2,500	2,612,500

		$7,322,250

Consumer Products — 3.0%
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	$3,000	$2,962,500
Radio Systems Corp., 8.375%, 11/1/19(1)	1,000	1,043,125
Revlon Consumer Products Corp., 5.75%, 2/15/21	2,472	2,496,720

		$6,502,345

Security	Principal Amount (000’s omitted)	Value
Containers — 3.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.75%, 1/31/21(1)	$2,500	$2,587,500
BWAY Holding Co., 9.125%, 8/15/21(1)	3,000	3,180,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 8.25%, 2/15/21	867	895,416

		$6,662,916

Diversified Financial Services — 5.0%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$1,000	$1,038,850
Alliance Data Systems Corp., 5.875%, 11/1/21(1)	2,000	2,035,000
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	2,975	3,030,782
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	2,585	2,652,856
Navient Corp., 4.875%, 6/17/19	1,000	1,037,500
Navient Corp., 5.50%, 1/15/19	1,000	1,040,000

		$10,834,988

Energy — 16.1%
Antero Resources Corp., 5.375%, 11/1/21	$4,000	$4,105,000
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	2,755	2,906,525
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,000	2,090,000
Denbury Resources, Inc., 9.00%, 5/15/21(1)	230	250,125
Extraction Oil & Gas Holdings, LLC/Extraction Finance Corp., 7.875%, 7/15/21(1)	385	413,875
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	685	715,825
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,000	1,023,750
Precision Drilling Corp., 6.50%, 12/15/21	75	76,500
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	4,500	4,837,500
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	3,000	3,195,000
SM Energy Co., 6.50%, 11/15/21	3,000	3,075,000
Southwestern Energy Co., 5.80%, 1/23/20	1,000	1,035,000
Southwestern Energy Co., 7.50%, 2/1/18	336	351,120
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 8/1/20	2,000	2,042,500
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	2,000	2,125,000
Williams Cos., Inc. (The), 7.875%, 9/1/21	2,000	2,295,000
Williams Partners, L.P., 4.00%, 11/15/21	1,500	1,539,736
WPX Energy, Inc., 7.50%, 8/1/20	3,000	3,240,000

		$35,317,456

Environmental — 2.8%
Clean Harbors, Inc., 5.125%, 6/1/21	$1,500	$1,537,800
GFL Environmental, Inc., 9.875%, 2/1/21(1)	4,120	4,552,600

		$6,090,400

Food & Drug Retail — 2.1%
Safeway, Inc., 4.75%, 12/1/21	$4,750	$4,512,500

		$4,512,500

Food/Beverage/Tobacco — 3.9%
Dole Food Co., Inc., 7.25%, 5/1/19(1)	$3,750	$3,834,375
Nature’s Bounty Co. (The), 7.625%, 5/15/21(1)	1,970	2,043,875
Post Holdings, Inc., 6.75%, 12/1/21(1)	2,500	2,675,000

		$8,553,250

Gaming — 5.6%
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	$2,500	$2,637,500
MGM Resorts International, 6.625%, 12/15/21	2,500	2,800,000
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	1,765	1,809,125

Security	Principal Amount (000’s omitted)	Value
Studio City Co., Ltd., 7.25%, 11/30/21(1)	$750	$778,125
Sugarhouse HSP Gaming Property, L.P./Sugarhouse HSP Gaming Finance Corp., 6.375%, 6/1/21(1)	4,264	4,274,660

		$12,299,410

Health Care — 13.0%
Alere, Inc., 6.50%, 6/15/20	$4,000	$3,960,000
Capsugel S.A., 7.00%, 5/15/19(1)(2)	4,000	4,037,500
Centene Corp., 5.625%, 2/15/21	1,500	1,580,850
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,004	986,530
HCA Holdings, Inc., 6.25%, 2/15/21	2,500	2,696,875
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,000	2,175,000
Kinetic Concepts, Inc./KCI USA, Inc., 9.625%, 10/1/21(1)	525	557,813
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	4,500	4,539,375
Tenet Healthcare Corp., 6.00%, 10/1/20	2,500	2,612,500
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	235	245,575
Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21(1)	3,250	2,535,000
WellCare Health Plans, Inc., 5.75%, 11/15/20	2,500	2,570,312

		$28,497,330

Homebuilders/Real Estate — 2.0%
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21(1)	$2,663	$2,742,890
TRI Pointe Group, Inc., 4.875%, 7/1/21	1,500	1,533,750

		$4,276,640

Insurance — 1.1%
USI, Inc., 7.75%, 1/15/21(1)	$2,455	$2,505,634

		$2,505,634

Leisure — 1.9%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$2,000	$2,045,000
NCL Corp., Ltd., 4.75%, 12/15/21(1)	2,055	2,058,863

		$4,103,863

Metals/Mining — 6.8%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$4,110	$4,192,200
Freeport-McMoRan, Inc., 4.00%, 11/14/21	1,000	980,000
Hecla Mining Co., 6.875%, 5/1/21	1,000	1,027,500
New Gold, Inc., 7.00%, 4/15/20(1)	3,000	3,090,000
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	2,000	2,000,000
SunCoke Energy, Inc., 7.625%, 8/1/19	1,000	992,500
Teck Resources, Ltd., 8.00%, 6/1/21(1)	2,260	2,491,650

		$14,773,850

Paper — 0.9%
Mercer International, Inc., 7.00%, 12/1/19	$2,000	$2,067,500

		$2,067,500

Publishing/Printing — 1.6%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	$3,415	$3,449,150

		$3,449,150

Railroad — 1.9%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$4,000	$4,150,000

		$4,150,000

Restaurants — 1.2%
Yum! Brands, Inc., 3.75%, 11/1/21	$2,500	$2,540,625

		$2,540,625

Security	Principal Amount (000’s omitted)	Value
Services — 3.5%
ADT Corp. (The), 6.25%, 10/15/21	$2,500	$2,725,000
Change Healthcare Holdings, Inc., 6.00%, 2/15/21(1)	1,860	1,948,350
Hertz Corp. (The), 7.375%, 1/15/21	1,000	1,007,500
Laureate Education, Inc., 9.25%, 9/1/19(1)	2,000	2,052,500

		$7,733,350

Steel — 0.7%
Steel Dynamics, Inc., 5.125%, 10/1/21	$1,500	$1,571,910

		$1,571,910

Super Retail — 0.5%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$1,000	$1,057,500

		$1,057,500

Technology — 6.7%
CommScope, Inc., 5.00%, 6/15/21(1)	$2,500	$2,584,375
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 4.42%, 6/15/21(1)	2,500	2,587,233
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/21(1)	3,500	3,723,930
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	3,000	3,090,000
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	2,500	2,587,500

		$14,573,038

Telecommunications — 6.0%
CenturyLink, Inc., 6.45%, 6/15/21	$2,500	$2,643,750
Digicel, Ltd., 6.00%, 4/15/21(1)	2,000	1,818,420
Frontier Communications Corp., 6.25%, 9/15/21	3,000	2,857,500
GCI, Inc., 6.75%, 6/1/21	1,367	1,408,010
Sprint Communications, Inc., 7.00%, 3/1/20(1)	2,500	2,718,750
Sprint Corp., 7.25%, 9/15/21	1,500	1,597,500

		$13,043,930

Utilities — 1.3%
Dynegy, Inc., 6.75%, 11/1/19	$2,050	$2,096,125
NRG Energy, Inc., 7.875%, 5/15/21	812	850,570

		$2,946,695

Total Corporate Bonds & Notes (identified cost $242,809,871)		$249,296,368

Senior Floating-Rate Loans — 12.1%(3)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.5%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, 9/1/21	$995	$992,094

		$992,094

Energy — 1.6%
Chesapeake Energy Corporation, Term Loan, 8.50%, 8/23/21	$3,265	$3,565,651

		$3,565,651

Gaming — 0.4%
GLP Financing, LLC, Term Loan, 2.38%, 4/29/21	$1,000	$980,000

		$980,000

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Care — 1.1%
Opal Acquisition, Inc., Term Loan, 5.00%, 11/27/20	$2,498	$2,360,907

		$2,360,907

Metals/Mining — 0.8%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, 6/30/19	$1,753	$1,758,478

		$1,758,478

Services — 1.8%
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 7.50%, 12/17/21	$4,000	$4,025,000

		$4,025,000

Super Retail — 1.4%
National Vision, Inc., Term Loan, 4.00%, 3/12/21	$3,026	$3,014,375

		$3,014,375

Technology — 1.4%
EIG Investors Corp., Term Loan, 6.48%, 11/9/19	$2,974	$2,969,891

		$2,969,891

Telecommunications — 2.3%
Asurion, LLC, Term Loan - Second Lien, 8.50%, 3/3/21	$3,250	$3,298,750
Intelsat Jackson Holdings S.A., Term Loan, 3.75%, 6/30/19	1,000	969,821
Lonestar Intermediate Super Holdings, LLC, Term Loan, 10.00%, (10.00% Cash, 0.00% PIK), 8/31/21	700	721,000

		$4,989,571

Transportation Ex Air/Rail — 0.8%
XPO Logistics, Inc., Term Loan, 4.25%, 11/1/21	$1,814	$1,839,669

		$1,839,669

Total Senior Floating-Rate Loans (identified cost $25,652,297)		$26,495,636

Convertible Bonds — 1.3%

Security	Principal Amount (000’s omitted)	Value
Utilities — 1.3%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$3,000	$2,895,000

		$2,895,000

Total Convertible Bonds (identified cost $2,815,336)		$2,895,000

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.81%(4)	3,012,999	$3,013,300

Total Short-Term Investments (identified cost $3,013,342)		$3,013,300

Value
Total Investments — 128.7% (identified cost $274,290,846)	$281,700,304

Other Assets, Less Liabilities — (28.7)%	$(62,746,117)

Net Assets — 100.0%	$218,954,187

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2016, the aggregate value of these securities is $132,600,825 or 60.6% of the Trust’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2016. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended December 31, 2016 was $33,721.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	82.2%	$231,635,147
Canada	9.2	25,845,725
Luxembourg	3.4	9,546,696
Bermuda	2.1	5,922,283
Ireland	1.3	3,626,350
Netherlands	0.9	2,587,500
Australia	0.6	1,758,478
British Virgin Islands	0.3	778,125

Total Investments	100.0%	$281,700,304

Abbreviations:

PIK	-	Payment In Kind

The Trust did not have any open financial instruments at December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Trust at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$274,087,983

Gross unrealized appreciation	$7,981,426
Gross unrealized depreciation	(369,105)

Net unrealized appreciation	$7,612,321

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$249,296,368	$—	$249,296,368
Senior Floating-Rate Loans	—	26,495,636	—	26,495,636
Convertible Bonds	—	2,895,000	—	2,895,000
Short-Term Investments	—	3,013,300	—	3,013,300
Total Investments	$—	$281,700,304	$—	$281,700,304

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management. While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Trust’s investment in Cash Reserves Fund reflected the Trust’s proportionate interest in its net assets and the Trust recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

For additional information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance High Income 2021 Target Term Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017